Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	JPMORGAN TRUST II
Central Index Key	0000763852
Amendment Flag	false
Document Creation Date	Sep 3, 2013
Document Effective Date	Sep 3, 2013
Prospectus Date	Nov 1, 2012

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Conservative Growth Fund

The tables below replace the corresponding tables on pages 1-2 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.38	0.38	0.38	0.38
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13	0.13

Acquired Fund Fees and Expenses (Underlying Fund)	0.94	0.94	0.94	0.94

Total Annual Fund Operating Expenses	1.62	2.12	2.12	1.37
Fee Waivers and Expense Reimbursements[1]	(0.29)	(0.04)	(0.04)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.33	2.08	2.08	1.08

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	711	960	1,135	2,321
CLASS C SHARES ($)	311	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	211	660	1,135	2,321
CLASS C SHARES ($)	211	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

JPMorgan Investor Balanced Fund

The tables below replace the corresponding tables on pages 6-7 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Acquired Fund Fees and Expenses (Underlying Fund)	1.00	1.00	1.00	1.00

Total Annual Fund Operating Expenses	1.69	2.19	2.19	1.44
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.05)	(0.05)	(0.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.39	2.14	2.14	1.14

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	717	980	1,170	2,394
CLASS C SHARES ($)	317	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	217	680	1,170	2,394
CLASS C SHARES ($)	217	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

JPMorgan Investor Growth & Income Fund

The tables below replace the corresponding tables on pages 11-12 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.41	0.42	0.41	0.41
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.16	0.17	0.16	0.16

Acquired Fund Fees and Expenses (Underlying Fund)	1.06	1.06	1.06	1.06

Total Annual Fund Operating Expenses	1.77	2.28	2.27	1.52
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.08)	(0.07)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.45	2.20	2.20	1.20

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	723	1,005	1,313	2,482
CLASS C SHARES ($)	323	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	223	705	1,213	2,482
CLASS C SHARES ($)	223	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

JPMorgan Investor Growth Fund

The tables below replace the corresponding tables on pages 16-17 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.45	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.20	0.20	0.20	0.20

Acquired Fund Fees and Expenses (Underlying Fund)	0.99	0.99	0.99	0.99

Total Annual Fund Operating Expenses	1.74	2.24	2.24	1.49
Fee Waivers and Expense Reimbursements[1]	(0.36)	(0.11)	(0.11)	(0.36)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.38	2.13	2.13	1.13

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	716	990	1,290	2,441
CLASS C SHARES ($)	316	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	216	690	1,190	2,441
CLASS C SHARES ($)	216	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Conservative Growth Fund

The tables below replace the corresponding tables on pages 1-2 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.38	0.38	0.38	0.38
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13	0.13

Acquired Fund Fees and Expenses (Underlying Fund)	0.94	0.94	0.94	0.94

Total Annual Fund Operating Expenses	1.62	2.12	2.12	1.37
Fee Waivers and Expense Reimbursements[1]	(0.29)	(0.04)	(0.04)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.33	2.08	2.08	1.08

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	711	960	1,135	2,321
CLASS C SHARES ($)	311	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	211	660	1,135	2,321
CLASS C SHARES ($)	211	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

JPMorgan Investor Balanced Fund

The tables below replace the corresponding tables on pages 6-7 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Acquired Fund Fees and Expenses (Underlying Fund)	1.00	1.00	1.00	1.00

Total Annual Fund Operating Expenses	1.69	2.19	2.19	1.44
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.05)	(0.05)	(0.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.39	2.14	2.14	1.14

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	717	980	1,170	2,394
CLASS C SHARES ($)	317	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	217	680	1,170	2,394
CLASS C SHARES ($)	217	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

JPMorgan Investor Growth & Income Fund

The tables below replace the corresponding tables on pages 11-12 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.41	0.42	0.41	0.41
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.16	0.17	0.16	0.16

Acquired Fund Fees and Expenses (Underlying Fund)	1.06	1.06	1.06	1.06

Total Annual Fund Operating Expenses	1.77	2.28	2.27	1.52
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.08)	(0.07)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.45	2.20	2.20	1.20

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	723	1,005	1,313	2,482
CLASS C SHARES ($)	323	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	223	705	1,213	2,482
CLASS C SHARES ($)	223	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

JPMorgan Investor Growth Fund

The tables below replace the corresponding tables on pages 16-17 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.45	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.20	0.20	0.20	0.20

Acquired Fund Fees and Expenses (Underlying Fund)	0.99	0.99	0.99	0.99

Total Annual Fund Operating Expenses	1.74	2.24	2.24	1.49
Fee Waivers and Expense Reimbursements[1]	(0.36)	(0.11)	(0.11)	(0.36)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.38	2.13	2.13	1.13

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	716	990	1,290	2,441
CLASS C SHARES ($)	316	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	216	690	1,190	2,441
CLASS C SHARES ($)	216	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Investor Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Conservative Growth Fund

The tables below replace the corresponding tables on pages 1-2 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.38	0.38	0.38	0.38
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13	0.13

Acquired Fund Fees and Expenses (Underlying Fund)	0.94	0.94	0.94	0.94

Total Annual Fund Operating Expenses	1.62	2.12	2.12	1.37
Fee Waivers and Expense Reimbursements[1]	(0.29)	(0.04)	(0.04)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.33	2.08	2.08	1.08

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	711	960	1,135	2,321
CLASS C SHARES ($)	311	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

SUP-INV-913

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	211	660	1,135	2,321
CLASS C SHARES ($)	211	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Investor Conservative Growth Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.33%	[1]
1 Year	rr_ExpenseExampleYear01	579
3 Years	rr_ExpenseExampleYear03	911
5 Years	rr_ExpenseExampleYear05	1,266
10 Years	rr_ExpenseExampleYear10	2,262
1 Year	rr_ExpenseExampleNoRedemptionYear01	579
3 Years	rr_ExpenseExampleNoRedemptionYear03	911
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,266
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,262
JPMorgan Investor Conservative Growth Fund | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.08%	[1]
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,321
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,321
JPMorgan Investor Conservative Growth Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.08%	[1]
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,449
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,449
JPMorgan Investor Conservative Growth Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	722
10 Years	rr_ExpenseExampleYear10	1,621
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	405
5 Years	rr_ExpenseExampleNoRedemptionYear05	722
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,621
JPMorgan Investor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Balanced Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Balanced Fund

The tables below replace the corresponding tables on pages 6-7 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Acquired Fund Fees and Expenses (Underlying Fund)	1.00	1.00	1.00	1.00

Total Annual Fund Operating Expenses	1.69	2.19	2.19	1.44
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.05)	(0.05)	(0.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.39	2.14	2.14	1.14

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	717	980	1,170	2,394
CLASS C SHARES ($)	317	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	217	680	1,170	2,394
CLASS C SHARES ($)	217	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Investor Balanced Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.39%	[1]
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,300
10 Years	rr_ExpenseExampleYear10	2,334
1 Year	rr_ExpenseExampleNoRedemptionYear01	585
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,300
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,334
JPMorgan Investor Balanced Fund | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.14%	[1]
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	980
5 Years	rr_ExpenseExampleYear05	1,170
10 Years	rr_ExpenseExampleYear10	2,394
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	680
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,170
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,394
JPMorgan Investor Balanced Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.14%	[1]
1 Year	rr_ExpenseExampleYear01	317
3 Years	rr_ExpenseExampleYear03	680
5 Years	rr_ExpenseExampleYear05	1,170
10 Years	rr_ExpenseExampleYear10	2,520
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	680
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,170
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,520
JPMorgan Investor Balanced Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[1]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,698
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	426
5 Years	rr_ExpenseExampleNoRedemptionYear05	758
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,698
JPMorgan Investor Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth & Income Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Growth & Income Fund

The tables below replace the corresponding tables on pages 11-12 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.41	0.42	0.41	0.41
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.16	0.17	0.16	0.16

Acquired Fund Fees and Expenses (Underlying Fund)	1.06	1.06	1.06	1.06

Total Annual Fund Operating Expenses	1.77	2.28	2.27	1.52
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.08)	(0.07)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.45	2.20	2.20	1.20

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	723	1,005	1,313	2,482
CLASS C SHARES ($)	323	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	223	705	1,213	2,482
CLASS C SHARES ($)	223	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Investor Growth & Income Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[1]
1 Year	rr_ExpenseExampleYear01	591
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,338
10 Years	rr_ExpenseExampleYear10	2,415
1 Year	rr_ExpenseExampleNoRedemptionYear01	591
3 Years	rr_ExpenseExampleNoRedemptionYear03	952
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,415
JPMorgan Investor Growth & Income Fund | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%	[1]
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,005
5 Years	rr_ExpenseExampleYear05	1,313
10 Years	rr_ExpenseExampleYear10	2,482
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	705
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,213
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,482
JPMorgan Investor Growth & Income Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%	[1]
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,209
10 Years	rr_ExpenseExampleYear10	2,600
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,209
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,600
JPMorgan Investor Growth & Income Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	799
10 Years	rr_ExpenseExampleYear10	1,785
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	799
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,785
JPMorgan Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt22_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Growth Fund

The tables below replace the corresponding tables on pages 16-17 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.45	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.20	0.20	0.20	0.20

Acquired Fund Fees and Expenses (Underlying Fund)	0.99	0.99	0.99	0.99

Total Annual Fund Operating Expenses	1.74	2.24	2.24	1.49
Fee Waivers and Expense Reimbursements[1]	(0.36)	(0.11)	(0.11)	(0.36)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.38	2.13	2.13	1.13

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	716	990	1,290	2,441
CLASS C SHARES ($)	316	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	216	690	1,190	2,441
CLASS C SHARES ($)	216	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Investor Growth Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.38%	[1]
1 Year	rr_ExpenseExampleYear01	584
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,319
10 Years	rr_ExpenseExampleYear10	2,381
1 Year	rr_ExpenseExampleNoRedemptionYear01	584
3 Years	rr_ExpenseExampleNoRedemptionYear03	940
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,319
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,381
JPMorgan Investor Growth Fund | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.13%	[1]
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	990
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	2,441
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
JPMorgan Investor Growth Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.13%	[1]
1 Year	rr_ExpenseExampleYear01	316
3 Years	rr_ExpenseExampleYear03	690
5 Years	rr_ExpenseExampleYear05	1,190
10 Years	rr_ExpenseExampleYear10	2,566
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,566
JPMorgan Investor Growth Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.13%	[1]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,749
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	436
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,749

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013